CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash and Cash Equivalents		$ 31,506	$ 2,953
Accounts Receivable, net		2,096	1,490
Prepaid Expenses		1,274	1,129
Inventory		1,510	1,240
Other Current Assets		690	1,097
Total Current Assets		37,076	7,909
Non-Current Assets
Vessels, net		350,635	366,945
Total Non-Current Assets		350,635	366,945
Total Assets		387,711	374,854
Current Liabilities
Accounts Payable		317	301
Accounts Payable, related party		728	581
Accrued Liabilities		1,764	2,210
Taxes Payable		0	997
Total Current Liabilities		2,809	4,089
Long-Term Debt	[1]	136,552	136,193
Other Non-Current Liabilities		77	375
Total Non-Current Liabilities		136,629	136,568
Commitments and Contingencies
SHAREHOLDERS' EQUITY
Preferred shares, par value $0.01 per Share, 50,000,000 and 50,000,000 shares authorized, none issued at December 31, 2017 and December 31, 2016 respectively		0	0
Common shares, par value $0.01 per Share; 200,000,000 and 200,000,000 shares authorized, 64,731,370 shares issued, 61,986,847 outstanding and 2,744,523 treasury shares at December 31, 2017 and 23,431,370 shares issued, 20,686,847 outstanding and 2,744,523 treasury shares at December 31, 2016		647	234
Additional Paid-In Capital		319,947	276,957
Accumulated Deficit		(72,321)	(42,995)
Total Shareholders' Equity		248,273	234,196
Total Liabilities and Shareholders' Equity		$ 387,711	$ 374,854

[1]	Long-Term Debt consist outstanding amounts on the Credit Facility less unamortized deferred financing cost. Outstanding amounts on the Credit Facility were $137,000 and $137,000 as of December 31, 2017 and 2016, respectively.